General (Details) - vessel		1 Months Ended		6 Months Ended
	Jun. 12, 2025	Jun. 30, 2025	May 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
FLNG lease and operate agreement, term				20 years
FLNG Gimi
Property, Plant and Equipment [Line Items]
FLNG lease and operate agreement, term	20 years	20 years
Southern Energy S.A., SESA | FLNG Hilli
Property, Plant and Equipment [Line Items]
FLNG deployment project term			20 years
Southern Energy S.A., SESA | MK II FLNG
Property, Plant and Equipment [Line Items]
FLNG deployment project term			20 years
FLNG | LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2		2